Borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Borrowings

37 Borrowings
	2020	2019
Capital funding	1,241	1,745
Operational funding	7,283	7,562
At December 31	8,524	9,307

Current	950	4,969
Non-current	7,574	4,338

Fair value of borrowings	9,165	9,783
Aegon’s borrowings are defined separately as capital funding and operational funding. Capital funding includes debt securities that are issued for general corporate purposes and for capitalizing its business units. Capital funding is part of the Company’s total capitalization that is used for financing its subsidiaries and the cash held at the holding company. Operational funding includes debt securities that are issued for financing of dedicated pools of assets. These assets are either legally segregated or tracked as separate portfolios.
The difference between the contractually required payment at maturity date and the carrying amount of the borrowings amounted to EUR 15 million negative (2019: EUR 40 million negative).
Capital funding
During 2020, the capital funding decreased related to the repayment of USD 500 million senior notes with a coupon rate of 5.75%.
A detailed composition of capital funding is included in the following table:

(sorted at maturity)	Coupon rate	Coupon date	Issue / Maturity	2020	2019
USD 500 million Senior Notes 1) , 2)	5.75%	Semi-annually	2005 /20	-	461
EUR 500 million Senior Unsecured Notes	1.00%	December 8	2016 /23	498	497
GBP 250 million Medium-Term Notes	6.125%	December 15	1999 /31	278	293
GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually	2009 /39	442	467
Other				24	26
At December 31				1,241	1,745

1	Measured at fair value.
2	Issued by subsidiaries of, and guaranteed by, Aegon N.V.
These loans are considered senior debt in calculating financial leverage in note 43 Capital management and solvency.
Operational funding
During 2020, operational funding decreased by EUR 0.3 billion mainly due to the redemption of ‘SAECURE 15’ of EUR 0.9 billion and the redemption of a covered bond for EUR
0.7
 billion. This is partly offset by an increase in other mortgage loan funding of EUR
0.7
 billion and the issuance of a covered bond in the Netherlands of EUR
0.5
 billion.
During 2019, the operational funding decreased by EUR 2.7 billion mainly due to the early redemption of a USD 1.54 billion Variable Funding Surplus Note (EUR 1.4 billion), following a restructuring of this financing transaction in the US. In addition, a further decrease was driven by the redemption of ‘SAECURE 14’ of EUR 0.9 billion and the pay down of FHLB advances of EUR 1.7 billion. This was partly offset by an increase in other mortgage loan funding of EUR 0.5 billion, the issuance of EUR 500 million senior non-preferred
notes with a coupon of 0.625%, and a transaction under the Dutch SAECURE program (‘SAECURE 18’) to sell Class A mortgage backed securities (RMBS). ‘SAECURE 18 NHG’ consists of EUR 512 million of class A notes with an expected weighted average life of 4.8 years and a coupon of 3 month Euribor plus 40bps.

	Coupon rate	Coupon date	Issue / Maturity	2020	2019
Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	2020 /22	1,545	817
EUR 1,443 million “SAECURE 15” RMBS Note 1) , 2)	Floating	Quarterly	2014 /20	-	917
EUR 875 million “SAECURE 16” RMBS Note 1) , 3)	Floating	Quarterly	2018 /23	758	820
EUR 512 million “SAECURE 18” RMBS Note 1) , 4)	Floating	Quarterly	2019/25	422	491
EUR 750 million Conditional Pass-Through Covered Bond 1) , 5)	0.267%	Annual	2015 /20	-	749
EUR 500 million Conditional Pass-Through Covered Bond 1) , 6)	0.250%	Annual	2016 /23	498	498
EUR 500 million Conditional Pass-Through Covered Bond 1) , 7)	0.375%	Annual	2017 /24	498	498
EUR 500 million Conditional Pass-Through Covered Bond 1) , 8)	0.010%	Annual	2020 /25	508	-
EUR 500 million Conditional Pass-Through Covered Bond 1) , 9)	0.750%	Annual	2017 /27	491	489
FHLB Secured borrowings 1)	Floating	Quarterly	2020 /23	2,055	1,777
Aegon Bank Senior Non-Preferred debt 1)	Fixed	Annual	2019/24	498	497
Other				9	8
At December 31				7,283	7,562

1	Issued by a subsidiary of Aegon N.V.
2	The “SAECURE 15” RMBS Note was redeemed in 2020.
3
The first optional redemption date is October 30, 2023; the final legal maturity date is October 30, 2091. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

4
The first optional redemption date is July 28, 2025; the final legal maturity date is April 28, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

5	These Covered bonds were redeemed in 2020.
6	The maturity date is May 25, 2023; the extended due for payment date is May 25, 2055.
7	The maturity date is November 21, 2024; the extended due for payment date is November 21, 2056.
8	The maturity date is November 16, 2025; the extended due for payment date is November 16, 2057.
9	The maturity date is June 27, 2027; the extended due for payment date is June 27, 2059.
Other
Per December 31, 2020 there were no more borrowings measured at fair value (2019: EUR 461 million).

Undrawn committed borrowing facilities:	2020	2019
Floating-rate
- Expiring within one year	666	516
- Expiring beyond one year	2,622	2,887
At December 31	3,288	3,403
There were no defaults or breaches of conditions during the period.